Related party transactions - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Index Ventures
Disclosure of transactions between related parties [line items]
Loans outstanding		£ 0.8	£ 0.0
Medicxi Ventures I Limited Partner
Disclosure of transactions between related parties [line items]
Loans outstanding		0.6	0.0
Income from investment		£ 10.7	£ 6.0
Qura Therapeutics LLC | Top of range
Disclosure of transactions between related parties [line items]
Gain (loss) recognised from derecognition of liquidated associate	£ 1.0